Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding | shares	381,910
Number exercisable | shares	274,008
Stock Option [Member] | 11.12-14.52 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 11.12
Exercise price, Maximum	$ 14.52
Number outstanding | shares	243,358
Weighted average exercise price	$ 11.90
Weighted average remaining contractual life	1 year 2 months 1 day
Number exercisable | shares	202,533
Weighted average exercise price	$ 11.90
Weighted average remaining contractual life	1 year 1 month 6 days
Stock Option [Member] | 18.90-19.85 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, Minimum	$ 18.90
Exercise price, Maximum	$ 19.85
Number outstanding | shares	138,552
Weighted average exercise price	$ 19.39
Weighted average remaining contractual life	2 years 5 months 16 days
Number exercisable | shares	71,475
Weighted average exercise price	$ 19.38
Weighted average remaining contractual life	2 years 4 months 24 days